DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning	$ 2,752,321	$ 6,204,878
Change in Derivative value	759,620	(3,297,215)
Settlement of derivative to APIC		(155,342)
Balance at ending	3,900,734	$ 2,752,321
Initial derivative	$ 388,793